Cover	9 Months Ended
May 31, 2020
Cover [Abstract]
Entity Registrant Name	Agentix Corp.
Entity Central Index Key	0001603345
Document Type	POS AM
Amendment Flag	true
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the registration statement shall become effective on such date as the Commission acting pursuant to said Section 8(a), may determine.
Entity Small Business	true
Entity Emerging Growth Company	true
Document Period End Date	May 31, 2020
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false